Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(5)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(5)	Total Stockholder Return	Peer Group Total Stockholder Return(6)	Net Income (in thousands)	Return On Average Equity
2022	$1,262,648	$1,060,570	$905,793(2)	$764,704(2)	112.28	98.03	$46,399	20.71%
2021	1,024,797	1,623,245	765,149(3)	1,269,978(3)	131.21	113.59	49,607	20.33
2020	967,524	725,866	731,858(4)	490,200(4)	78.82	85.98	32,712	14.49

Company Selected Measure Name	Return On Average Equity
Named Executive Officers, Footnote [Text Block]
(1) The CEO in 2022, 2021 and 2020 was Mr. Nelson.
(2) Non-CEO NEOs in 2022 were Messrs. Olafson, Winterbottom and Peters and Ms. Funk.
(3) Non-CEO NEOs in 2021 were Messrs. Gulling, Olafson, Winterbottom and Peters.
(4) Non-CEO NEOs in 2020 were Messrs. Gulling, Olafson and Winterbottom.

Peer Group Issuers, Footnote [Text Block]	The peer group consists of the S&P U.S. BMI Banks - Midwest Region Index.
PEO Total Compensation Amount	$ 1,262,648	$ 1,024,797	$ 967,524
PEO Actually Paid Compensation Amount	1,060,570	1,623,245	725,866
Non-PEO NEO Average Total Compensation Amount	905,793	765,149	731,858
Non-PEO NEO Average Compensation Actually Paid Amount	764,704	1,269,978	490,200
Total Shareholder Return Amount	112.28	131.21	78.82
Peer Group Total Shareholder Return Amount	98.03	113.59	85.98
Net Income (Loss)	$ 46,399	$ 49,607	$ 32,712
Company Selected Measure Amount	0.2071	0.2033	0.1449
PEO Name	Mr. Nelson.	Mr. Nelson.	Mr. Nelson.
Adjustment to PEO and Non-PEO NEO Compensation, Footnote	See the table immediately following these footnotes for a reconciliation of the Summary Compensation Table compensation and the Compensation Actually Paid to the CEO and Non-CEO NEOs.
PEO [Member] | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (395,589)	$ (257,325)	$ (188,198)
PEO [Member] | Fair value at fiscal year-end of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	319,725	407,213	261,150
PEO [Member] | Change in fair value of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,725)	361,410	(178,260)
PEO [Member] | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,511	87,150	(136,350)
Non-PEO NEO [Member] | Grant date fair value of stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(348,532)	(235,881)	(188,198)
Non-PEO NEO [Member] | Fair value at fiscal year-end of outstanding and unvested stock awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	287,753	377,761	261,150
Non-PEO NEO [Member] | Change in fair value of outstanding and unvested stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(104,453)	294,169	(178,260)
Non-PEO NEO [Member] | Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 24,143	$ 68,780	$ (136,350)